UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2014 to December 31, 2014

Date of Report (Date of earliest event reported): February 11, 2015

Commission File Number of securitizer: 025-01626

Central Index Key Number of securitizer: 0001608008

ORES NPL 2013-LV2, LLC

John A. Bolger (949-517-0807)

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No activity to report.

Note: ORES NPL 2013-LV2, LLC, as securitizer, is filing this Form ABS-15G in respect of asset-backed securities issued by it and the following affiliated entities in the reporting period indicated above: ORES REO 2013-LV2, LLC, Crimson Portfolio, LLC, Emerald Portfolio, LLC, Magnolia Portfolio, LLC, Navy Portfolio, LLC, Olive Portfolio, LLC, Scarlet Portfolio, LLC, Violet Portfolio, LLC, Crimson 2nd Avenue, LLC, Crimson 37 Circle Drive, LLC, Crimson 9 Mile, LLC, Crimson Allison Lane, LLC, Crimson Baxter Street, LLC, Crimson Brunswick Holdings, LLC, Crimson Buckwheat Lane, LLC ,Crimson Chemin De Vie, LLC, Crimson Clayton Drive, LLC, Crimson Dogwood Drive, LLC, Crimson Drew Circle, LLC, Crimson Duncan Road, LLC, Crimson Ellawood, LLC, Crimson Endicott Street, LLC, Crimson Fiddler’s Cove, LLC, Crimson Five Forks Road, LLC, Crimson Front Beach, LLC, Crimson Gaunt Avenue, LLC, Crimson Hammond Drive, LLC, Crimson Harris Hill Blvd, LLC, Crimson Heritage Hills, LLC, Crimson High Mountain Estates, LLC, Crimson Independence, LLC, Crimson Industrial Drive, LLC, Crimson Leesburg Lots, LLC, Crimson Lewis Road, LLC, Crimson Main Street Marina, LLC, Crimson Mellonville Avenue, LLC, Crimson Memorial Drive, LLC, Crimson Newnan Road, LLC, Crimson Notasulga Road, LLC, Crimson Oaktree Lane, LLC, Crimson Old Mcdonough, LLC, Crimson Old Plank Road, LLC, Crimson Palm Circle West, LLC, Crimson Perdido Beach, LLC, Crimson Pickens Road, LLC, Crimson Pinhook Road, LLC, Crimson Plantation Road, LLC, Crimson River Beach, LLC, Crimson Robert Lane, LLC, Crimson Saluda Avenue, LLC, Crimson Spirit Lane, LLC, Crimson Stone Hall, LLC, Crimson Stone Mountain, LLC, Crimson Veterans Parkway, LLC, Crimson Village Parkway, LLC, Crimson Washington Road, LLC, Crimson West Pike, LLC, Crimson Whitesburg, LLC, Navy 121st Street Real Estate, LLC, Navy Brush Avenue Real Estate, LLC, Navy Center Ridge Real Estate, LLC, Navy Chelsea Square Real Estate, LLC, Navy Chippewa Real Estate, LLC, Navy Clay Pitts Real Estate, LLC, Navy Copley Real Estate, LLC, Navy Euclid Real Estate, LLC, Navy Mansfield Real Estate, LLC, Navy Meadow Lakes Real Estate, LLC, Navy Myrtle Real Estate, LLC, Navy Plymouth Real Estate, LLC, Navy Promler Avenue Real Estate, LLC, Navy Quiet Cove Real Estate, LLC, Navy Willow Run Real Estate, LLC, Navy Woodbine Real Estate, LLC, Olive Canonie, LLC, Olive East Side Of A, LLC, Olive Edgewood Drive, LLC, Olive Goodyear Holdings, LLC, Olive Joliet, LLC, Olive Nicollet Avenue, LLC, Olive Oak Forest, LLC, Olive Pewaukee Road, LLC, Olive Ringwood, LLC, Olive Springdale Road, LLC, Olive Sturtevant Land, LLC, Scarlet Greenwood Real Estate, LLC, Scarlet Helton Drive Real Estate, LLC, Scarlet Hickory Highway Real Estate, LLC, Scarlet Palm Beach Real Estate, LLC, Scarlet Pine Drive Real Estate, LLC and Scarlet Roswell Road Real Estate, LLC.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ORES NPL 2013-LV2, LLC

By:	Sabal Financial Group, L.P.,
its Manager

By:	/s/ R. Patterson Jackson
Name: Title:	R. Patterson Jackson Chief Executive Officer

Date: February 11, 2015